Separation from Windstream Holdings Inc and Description of Transferred Assets (Details)	Apr. 24, 2015
Stock Distribution | Subsequent Event | Distribution Systems | Windstream
Related Party Transaction [Line Items]
Percentage of stock distributed	80.40%